Intangible Exploration and Evaluation Assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 36,266,000	$ 41,478,000
Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	14,500,000	79,025,000
Intangible exploration and evaluation assets	36,266,000	41,478,000	$ 105,869,000
North West Gharib Concession [Member] | Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		67,500,000
SW Gharib Concession [Member] | Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		1,200,000
South Alamein Concession [Member] | Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		10,300,000
Intangible exploration and evaluation assets	12,500,000	13,300,000
South Ghazalat [Member] | Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets, classified as investing activities	3,200,000
Intangible exploration and evaluation assets	23,200,000	20,000,000
North West Sitra Concession - CGU [Member] [Domain] | Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	0
Purchase of intangible assets, classified as investing activities	5,600,000
Intangible exploration and evaluation assets	0	8,200,000
Canada [member] | Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets, classified as investing activities	500,000
Intangible exploration and evaluation assets	$ 500,000	$ 0